Insurance claim receivable (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Outstanding insurance		$ 608
Insurance claim		$ 2,022
Konkar Ormi [Member]
Property, Plant and Equipment [Line Items]
Insurance claim	$ 245